Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Hierarchy
The following table presents the fair value of the assets and liabilities that are accounted for at fair value on a recurring basis.

(in millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
As at December 31, 2018
Assets
Energy contracts subject to regulatory deferral (2) (3)	$—	$33	$8	$41
Energy contracts not subject to regulatory deferral (2)	—	13	3	16
Other investments (4)	155	—	—	155
	$155	$46	$11	$212

Liabilities
Energy contracts subject to regulatory deferral (3) (5)	$—	$(86)	$(3)	$(89)
Energy contracts not subject to regulatory deferral (5)	—	(1)	—	(1)
Foreign exchange contracts, interest rate and total return swaps (6)	(8)	(1)	—	(9)
	$(8)	$(88)	$(3)	$(99)

As at December 31, 2017
Assets
Energy contracts subject to regulatory deferral (2) (3)	$—	$19	$2	$21
Energy contracts not subject to regulatory deferral (2)	—	26	4	30
Foreign exchange contracts (6)	3	—	—	3
Other investments (4)	78	—	—	78
	$81	$45	$6	$132

Liabilities
Energy contracts subject to regulatory deferral (3) (5)	$(1)	$(103)	$(2)	$(106)
Energy contracts not subject to regulatory deferral (5)	—	—	(1)	(1)
Interest rate and total return swaps (6)	—	(1)	—	(1)
	$(1)	$(104)	$(3)	$(108)

(1)
Under the hierarchy, fair value is determined using: (i) level 1 - unadjusted quoted prices in active markets; (ii) level 2 - other pricing inputs directly or indirectly observable in the marketplace; and (iii) level 3 - unobservable inputs, used when observable inputs are not available. Classifications reflect the lowest level of input that is significant to the fair value measurement.

(2)	Included in accounts receivable and other current assets or other assets

(3)
Unrealized gains and losses arising from changes in fair value of these contracts are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates as permitted by the regulators, with the exception of long-term wholesale trading contracts and certain gas swap contracts.

(4)	Included in other assets

(5)	Included in accounts payable and other current liabilities or other liabilities

(6)	Included in accounts receivable and other current assets, accounts payable and other current liabilities or other liabilities

Reconciliation of Changes in Fair Value of Assets Classified as Level 3
The following table reconciles changes in the fair value of level 3 net assets and liabilities.

(in millions)	2018	2017
Balance, beginning of year	$3	$2
Realized gains (losses)	14	(13)
Settlements	(9)	12
Transfers of assets out of level 3	—	(2)
Transfers of liabilities out of level 3	—	4
Balance, end of year	$8	$3

Derivative Asset Contracts Under Master Netting Agreements and Collateral Positions
The Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions, which applies only to its energy contracts. The following table presents the potential offset of counterparty netting.

Energy Contracts (in millions)	Gross Amount Recognized on Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Received/Posted	Net Amount
As at December 31, 2018
Derivative assets	$57	$28	$16	$13
Derivative liabilities	(90)	(28)	—	(62)

As at December 31, 2017
Derivative assets	$51	$17	$7	$27
Derivative liabilities	(107)	(17)	—	(90)

Derivative Liability Contracts Under Master Netting Agreements and Collateral Positions
The Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions, which applies only to its energy contracts. The following table presents the potential offset of counterparty netting.

Energy Contracts (in millions)	Gross Amount Recognized on Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Received/Posted	Net Amount
As at December 31, 2018
Derivative assets	$57	$28	$16	$13
Derivative liabilities	(90)	(28)	—	(62)

As at December 31, 2017
Derivative assets	$51	$17	$7	$27
Derivative liabilities	(107)	(17)	—	(90)

Schedule of Volume of Derivative Activity
As at December 31, 2018, the Corporation had various energy contracts that will settle on various dates through 2029. The volumes related to electricity and natural gas derivatives are outlined below.

As at December 31	2018	2017
Energy contracts subject to regulatory deferral (1)
Electricity swap contracts (GWh)	774	1,291
Electricity power purchase contracts (GWh)	651	761
Gas swap contracts (PJ)	203	216
Gas supply contract premiums (PJ)	266	219
Energy contracts not subject to regulatory deferral (1)
Wholesale trading contracts (GWh)	1,440	2,387
Gas swap contracts (PJ)	37	36

(1)	GWh means gigawatt hours and PJ means petajoules